Loans, financing, debentures and finance leases (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases, Current		R$ 70,088	R$ 56,620
Loans, financing, debentures and finance leases, Non current		205,932	55,555
Loans, financing, debentures and finance leases		276,020	112,175	R$ 99,845
Financing For Agricultural Costs [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		43,333	10,703	35,087
Bahia Project Financing [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases	[1]	30,277	46,098	57,099
Working Capital Financing [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases			15,782
Working Capital Financing (USD) [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases			5,031
Financing Of Machinery And Equipment - FINAME [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		6,041	1,209	114
Financing Of Sugarcane [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		34,512	9,273	1,772
Debentures [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		141,642
Finance Lease Sugarcane Crop [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases		18,539	20,795
Current Loans And Financing [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases, Current		R$ 70,088	56,620
Current Loans And Financing [Member] | Financing For Agricultural Costs [Member]
Disclosure of fair value measurement of assets [line items]
Bank		ABC and Itaú
Final Maturity		September/18
Annual interest rates and charges		Fixed rate 7.22% to 9%
Loans, financing, debentures and finance leases, Current		R$ 31,847	10,703
Current Loans And Financing [Member] | Financing For Agricultural Costs (USD) [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Itaú
Final Maturity		November/18
Annual interest rates and charges		Fixed rate 7.22%
Loans, financing, debentures and finance leases, Current		R$ 11,486
Current Loans And Financing [Member] | Bahia Project Financing [Member]
Disclosure of fair value measurement of assets [line items]
Bank	[1]	BNB and HSBC
Final Maturity	[1]	June/19
Annual interest rates and charges	[1]	Fixed rate 4% to 9%
Guarantee	[1]	Jatobá and Chaparral Farms
Loans, financing, debentures and finance leases, Current	[1]	R$ 3,131	15,236
Current Loans And Financing [Member] | Working Capital Financing [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Rabobank
Final Maturity		May/18
Annual interest rates and charges		1.40% to 2.30% + 100% of CDI
Loans, financing, debentures and finance leases, Current			15,782
Current Loans And Financing [Member] | Working Capital Financing (USD) [Member]
Disclosure of fair value measurement of assets [line items]
Bank	[1]	Itaú
Final Maturity	[1]	August/17
Annual interest rates and charges	[1]	3.49%
Loans, financing, debentures and finance leases, Current	[1]		5,031
Current Loans And Financing [Member] | Financing Of Machinery And Equipment - FINAME [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Rabobank and Itaú
Final Maturity		June/19
Annual interest rates and charges		TJLP + 3.73%<br /> Fixed rate 9% to 11%
Guarantee		Machinery and Equipment
Loans, financing, debentures and finance leases, Current		R$ 630	1
Current Loans And Financing [Member] | Financing Of Sugarcane [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Itaú, Rabobank, Banco do Brasil and Santander
Final Maturity		June/19
Annual interest rates and charges		TJLP + 2.70<br /> Fixed rate 9% to 10%
Guarantee		Morro Vermelho and Chaparral Farms
Loans, financing, debentures and finance leases, Current		R$ 21,318	8,248
Current Loans And Financing [Member] | Finance Lease Sugarcane Crop [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Partnership III
Final Maturity		November/18
Annual interest rates and charges		6.62%
Loans, financing, debentures and finance leases, Current		R$ 1,676	1,619
Noncurrent Loans And Financing [Member]
Disclosure of fair value measurement of assets [line items]
Loans, financing, debentures and finance leases, Non current		R$ 205,932	55,555
Noncurrent Loans And Financing [Member] | Financing Of Machinery And Equipment - FINAME [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Rabobank and Itaú
Final Maturity		June/24
Annual interest rates and charges		TJLP + 3.73%<br /> Fixed rate 9% to 11%
Guarantee		Machinery and Equipment
Loans, financing, debentures and finance leases, Non current		R$ 5,411	1,208
Noncurrent Loans And Financing [Member] | Financing Of Sugarcane [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Itaú, Rabobank, Banco do Brasil and Santander
Final Maturity		December/23
Annual interest rates and charges		TJLP + 2.70<br /> Fixed rate 9% to 10%
Guarantee		Morro Vermelho and Chaparral Farms
Loans, financing, debentures and finance leases, Non current		R$ 13,194	1,025
Noncurrent Loans And Financing [Member] | Finance Lease Sugarcane Crop [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Partnership III
Final Maturity		November/18
Annual interest rates and charges		6.62%
Loans, financing, debentures and finance leases, Non current			1,665
Noncurrent Loans And Financing [Member] | Financing Bahia Project [Member]
Disclosure of fair value measurement of assets [line items]
Bank	[1]	BNB and HSBC
Final Maturity	[1]	August/23
Annual interest rates and charges	[1]	Fixed rate 4% to 9%
Guarantee	[1]	Jatobá and Chaparral Farms
Loans, financing, debentures and finance leases, Non current	[1]	R$ 27,146	30,862
Noncurrent Loans And Financing [Member] | Debentures [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Insurance company
Final Maturity		July/23
Annual interest rates and charges		106.5% and 110% of CDI
Guarantee		Chaparral Farm
Loans, financing, debentures and finance leases, Non current		R$ 141,642
Noncurrent Loans And Financing [Member] | Finance Lease Sugarcane Crop [Member]
Disclosure of fair value measurement of assets [line items]
Bank		Partnership IV
Final Maturity		January/32
Annual interest rates and charges		R$/Kg 0.6462
Loans, financing, debentures and finance leases, Non current		R$ 18,539	R$ 20,795

[1]	Financing to raise funds for opening of areas and improvements in Jatoba and Chaparral farms.